Trade and other receivables	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Disclosure of trade and other receivables
29.	Trade and other receivables

	December 31, 2019	December 31, 2018
	€	€
Trade receivables	178,136	211,014
Other receivables	123,956	121,239
Prepaid taxes	5,345	8,991
Deposits	1,848	1,813
Others	299	1,774
Provisions for trade and other receivables	(45,543)	(44,933)

	264,041	299,898

For terms and conditions relating to related party receivables, refer to Note 40.
Trade receivables and other receivables are
non-interest-bearing.

Below are the movements in the provision for impairment of receivables:

Movements €
As at January 1, 2017	10,788
Provision for the year	6,215
Reversal for the year	(1,009)
Write-off for the year	(1,264)
Exchange differences	833

As at December 31, 2017	15,563
Adoption of IFRS 9	512
Provision for the year	32,679
Reversal for the year	(1,605)
Write-off for the year	(2,240)
Exchange differences	24

As at December 31, 2018	44,933
Provision for the year	4,933
Reversal for the year	(870)
Write-off for the year	(3,006)
Transfer to assets held for sale	(78)
Exchange differences	(369)

As at December 31, 2019	45,543

The Group has adopted IFRS 9 since January 1, 2018 with a simplified approach in calculating ECLs for the trade and other receivables adopted and has individually assessed the recoverability risk for overdue receivables which is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. See Note 27 for the Group’s credit risk management objectives.
The Group individually determined the impairment of the trade receivables by considering the credentials for each customer in 2017. The aging analysis of the trade receivables that are not individually nor collectively considered to be impaired for the year 2017 is as follows:

	Past due but not impaired
	Within 1 year	1-2 year(s)	2-3 years	Over 3 years	Total
	€	€	€	€	€
2017	63,374	2,918	483	39	66,814